Contingent Liabilities (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2015
Disclosure of contingent liabilities [line items]
Provision	₪ 121	₪ 125	₪ 112
Government of Israel (to guarantee performance of the Cellular License) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	80
Government of Israel (to guarantee performance of the Licenses of the Group) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	20
Suppliers, government institutions and others [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	113
Four purported class actions by plaintiff [Member]
Disclosure of contingent liabilities [line items]
Claim amount	153
Purported class action against the group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Claim amount	400
Purported class action against group [Member]
Disclosure of contingent liabilities [line items]
Claim amount	150
Purported class action by plantiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount	11
Settlement agreement approved by court	15,000
Purported class action against group two purported class [Member]
Disclosure of contingent liabilities [line items]
Claim amount	47
Against the Group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Claim amount	3
NIS 1 billion or more claim by plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount				₪ 15,000
Said claims [Member]
Disclosure of contingent liabilities [line items]
Claim amount	30
Litigations [Member]
Disclosure of contingent liabilities [line items]
Provision	58	₪ 63	₪ 49
Claim amount	₪ 15,875